Earnings Per Share - Summary of Computation of Earnings Per Share And Weighted Average Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023 [1]
BASIC EPS
Net income available to Nextracker Inc common stockholders, Income numerator	$ 1,143
Net income available to Nextracker Inc common stockholders, Weighted average shares	45,886,065	45,886,065
Net income available to Nextracker Inc common stockholders, Per share amount	$ 0.02	$ 0.02
Effect of Dilutive impact
Common stock equivalents, Weighted average shares	98,204,522
Income attributable to non-controlling interests, Income numerator	$ 2,446
DILUTED EPS
Net income available to Nextracker Inc. common stockholders, Income numerator	$ 3,589
Net income available to Nextracker Inc common stockholders, Weighted average shares	145,851,637	145,851,637
Net income available to Nextracker Inc common stockholders, Per share amount	$ 0.02	$ 0.02
Common stock equivalents from Options awards [Member]
Effect of Dilutive impact
Common stock equivalents, Weighted average shares	377,316
Common stock equivalents from RSUs [Member]
Effect of Dilutive impact
Common stock equivalents, Weighted average shares	1,291,346
Common stock equivalents from PSUs [Member]
Effect of Dilutive impact
Common stock equivalents, Weighted average shares	92,388

[1]	Basic and diluted income per share is applicable only for the period February 9, 2023 through March 31, 2023, which is the period following the initial public offering (“IPO”) and the related Transactions. See Note 8 for the calculation of shares used in the computation of earnings per share and the basis for the computation of earnings per share.